LONG TERM DEBT - Future maturities of long-term debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Future maturities of long-term debt
Remainder of 2021	$ 829,211
2022	3,143,563	$ 1,004,703
2023	1,056,997	3,147,262
2024	22,488,676	1,056,997
2025	6,492	22,490,755
2025		6,492
Total Long-Term Debt	27,182,607	27,329,309	$ 16,752,762
Total Long-Term Debt	$ 27,524,939	$ 27,706,209